SHARE-BASED COMPENSATION - Employee Share options (Details) ¥ in Thousands	12 Months Ended					36 Months Ended
	Dec. 31, 2020 CNY (¥) $ / shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2020 CNY (¥) $ / shares
Stock Options
SHARE-BASED COMPENSATION
Share options granted (in shares) | shares		965,000		1,063,293	5,296,204
Share options granted (in dollars per share) | $ / shares	$ 2.58		$ 4.12		$ 2.17
Contractual term of options granted						10 years
Vesting period						4 years
Percentage of stock awards vesting each year						25.00%
Intrinsic value of share options exercised		¥ 8,680		¥ 22,222
Unrecognized compensation expense	$ 38,383	¥ 38,383				¥ 38,383
Weighted average period of non vested options		1 year 8 months 12 days
Stock Options | One year after grant date
SHARE-BASED COMPENSATION
Vesting period						1 year
Vesting percentage (as a percent)						40.00%
Stock Options | Annual basis over 3 years
SHARE-BASED COMPENSATION
Vesting period						3 years
Vesting percentage (as a percent)						60.00%
Non-Employee Share options
SHARE-BASED COMPENSATION
Share options granted (in shares) | shares					35,000
Share options granted (in dollars per share) | $ / shares						¥ 1.99
Contractual term of options granted		4 years		4 years
Percentage of stock awards vesting each year		25.00%
Unrecognized compensation expense	$ 116	¥ 116				¥ 116
Weighted average period of non vested options		1 year 1 month 6 days
Employee ownership plan of 1 Pharmacy Technology
SHARE-BASED COMPENSATION
Weighted average period of non vested options		3 years 9 months 18 days